Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings for the year	$ 176,455	$ 111,244
Items that may be reclassified subsequently to net earnings:
Reclassification adjustment for realized gains on short-term investments to earnings (Note 9c)	0	(208)
Total comprehensive earnings for the year	176,455	111,036
Total comprehensive earnings attributable to:
Equity holders of the Company	177,882	110,530
Non-controlling interests	$ (1,427)	$ 506